Lease Liabilities - Summary of future minimum lease payments (Detail) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 65,296	$ 68,498
Imputed interest	10,684	11,273
Short Term Leases	160	165
Low-value leases	9	46
Lease liabilities	54,443	57,014	$ 61,926	$ 67,000
2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	11,487	15,448
2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	11,566	11,167
2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	8,436	8,192
2025
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	6,380	6,313
2026
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,608	4,561
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 22,819	$ 22,817